LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the unaudited consolidated statements of earnings:

	For the Six Months Ended June 30,
	2024	2023
Operating lease cost	$-	$-
Short-term lease cost	3,800	3,896
Variable lease cost	-	-
Total lease cost	$3,800	$3,896